INTANGIBLE ASSETS, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 7,575	¥ 3,180	¥ 2,705
Expected amortization expense of intangible assets in next twelve months	12,317
Expected amortization expense of intangible assets year two	9,880
Expected amortization expense of intangible assets year three	7,963
Expected amortization expense of intangible assets year four	7,790
Expected amortization expense of intangible assets year five	4,438
Expected amortization expense of intangible assets thereafter	0
Impairment loss on intangible assets	¥ 582	¥ 0	¥ 0
Impairment, intangible asset, finite-lived, statement of income or comprehensive income [extensible enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense